Schedule of Investments(a)
November 30, 2024
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.68%
Aerospace & Defense–2.34%
RTX Corp.	582,043	$70,910,299
Textron, Inc.	377,327	32,310,511
		103,220,810
Air Freight & Logistics–1.37%
FedEx Corp.	198,607	60,112,381
Application Software–1.24%
Salesforce, Inc.	165,176	54,506,428
Asset Management & Custody Banks–1.51%
KKR & Co., Inc., Class A	409,431	66,684,027
Automobile Manufacturers–1.42%
General Motors Co.	1,127,328	62,668,163
Broadline Retail–2.20%
Amazon.com, Inc.(b)	466,637	97,009,166
Building Products–2.25%
Johnson Controls International PLC	1,178,575	98,835,299
Cargo Ground Transportation–0.88%
J.B. Hunt Transport Services, Inc.	204,193	38,614,938
Communications Equipment–1.15%
Cisco Systems, Inc.	852,766	50,492,275
Consumer Finance–0.65%
American Express Co.	93,663	28,537,243
Distributors–0.74%
Genuine Parts Co.	257,271	32,603,954
Diversified Banks–9.62%
Bank of America Corp.	3,262,428	154,997,954
PNC Financial Services Group, Inc. (The)	376,630	80,869,994
Wells Fargo & Co.	2,466,841	187,899,279
		423,767,227
Electric Utilities–3.16%
American Electric Power Co., Inc.	458,498	45,785,610
FirstEnergy Corp.	853,401	36,312,213
PPL Corp.	1,638,527	57,233,748
		139,331,571
Electrical Components & Equipment–1.53%
Emerson Electric Co.	508,687	67,451,896
Electronic Components–1.11%
Coherent Corp.(b)	487,561	48,834,110
Electronic Equipment & Instruments–1.22%
Zebra Technologies Corp., Class A(b)	132,473	53,916,511
Fertilizers & Agricultural Chemicals–0.84%
Corteva, Inc.	593,222	36,922,137
Shares		Value
Food Distributors–2.70%
Sysco Corp.	840,978	$64,847,813
US Foods Holding Corp.(b)	775,527	54,108,519
		118,956,332
Health Care Equipment–2.26%
GE HealthCare Technologies, Inc.	340,315	28,321,014
Medtronic PLC	822,671	71,193,949
		99,514,963
Health Care Services–1.03%
CVS Health Corp.	755,071	45,190,999
Industrial Machinery & Supplies & Components–2.98%
Parker-Hannifin Corp.	142,606	100,237,757
Stanley Black & Decker, Inc.	348,048	31,132,894
		131,370,651
Insurance Brokers–1.84%
Willis Towers Watson PLC	251,292	80,916,024
Integrated Oil & Gas–5.87%
Chevron Corp.	472,206	76,464,318
Exxon Mobil Corp.	807,563	95,260,132
Shell PLC (United Kingdom)	1,535,798	49,356,047
Suncor Energy, Inc. (Canada)	940,587	37,427,307
		258,507,804
Interactive Media & Services–2.88%
Alphabet, Inc., Class A	436,595	73,762,725
Meta Platforms, Inc., Class A	92,249	52,980,446
		126,743,171
Investment Banking & Brokerage–3.11%
Charles Schwab Corp. (The)	798,779	66,106,950
Goldman Sachs Group, Inc. (The)	116,710	71,026,205
		137,133,155
IT Consulting & Other Services–1.15%
Cognizant Technology Solutions Corp., Class A	628,991	50,627,486
Managed Health Care–4.22%
Centene Corp.(b)	590,684	35,441,040
Elevance Health, Inc.	81,279	33,077,302
Humana, Inc.	185,314	54,923,363
UnitedHealth Group, Inc.	102,487	62,537,567
		185,979,272
Movies & Entertainment–1.79%
Walt Disney Co. (The)	672,389	78,985,536
Multi-line Insurance–1.06%
American International Group, Inc.	608,157	46,755,110
Oil & Gas Exploration & Production–2.45%
ConocoPhillips	721,236	78,138,708
EQT Corp.	650,787	29,571,761
		107,710,469
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Shares		Value
Pharmaceuticals–5.13%
Bristol-Myers Squibb Co.	965,692	$57,188,281
Johnson & Johnson	535,121	82,949,106
Pfizer, Inc.	1,062,029	27,835,780
Sanofi S.A.	596,911	57,976,280
		225,949,447
Property & Casualty Insurance–1.04%
Allstate Corp. (The)	219,636	45,550,310
Rail Transportation–2.84%
CSX Corp.	1,691,856	61,837,337
Norfolk Southern Corp.	229,203	63,225,647
		125,062,984
Real Estate Services–1.92%
CBRE Group, Inc., Class A(b)	604,899	84,679,811
Regional Banks–1.69%
Citizens Financial Group, Inc.	1,542,699	74,265,530
Restaurants–0.93%
Starbucks Corp.	400,385	41,023,447
Semiconductor Materials & Equipment–0.68%
Lam Research Corp.	407,143	30,079,725
Semiconductors–4.35%
Marvell Technology, Inc.	644,069	59,698,756
Microchip Technology, Inc.	678,144	46,229,077
Micron Technology, Inc.	445,711	43,657,392
NXP Semiconductors N.V. (China)	182,236	41,799,471
		191,384,696
Specialty Chemicals–1.68%
DuPont de Nemours, Inc.	520,181	43,481,930
PPG Industries, Inc.	246,558	30,664,418
		74,146,348
Shares		Value
Systems Software–3.38%
Microsoft Corp.	134,728	$57,051,919
Oracle Corp.	496,639	91,798,753
		148,850,672
Tobacco–1.65%
Philip Morris International, Inc.	545,495	72,583,565
Trading Companies & Distributors–1.38%
Ferguson Enterprises, Inc.	280,486	60,565,342
Transaction & Payment Processing Services–2.96%
Fidelity National Information Services, Inc.	488,687	41,685,001
Fiserv, Inc.(b)	401,071	88,620,648
		130,305,649
Wireless Telecommunication Services–1.48%
T-Mobile US, Inc.	264,401	65,291,183
Total Common Stocks & Other Equity Interests (Cost $2,768,617,615)		4,301,637,817
Money Market Funds–2.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d)	32,849,039	32,849,039
Invesco Treasury Portfolio, Institutional Class, 4.53%(c)(d)	61,006,116	61,006,116
Total Money Market Funds (Cost $93,855,155)		93,855,155
TOTAL INVESTMENTS IN SECURITIES–99.81% (Cost $2,862,472,770)		4,395,492,972
OTHER ASSETS LESS LIABILITIES—0.19%		8,273,240
NET ASSETS–100.00%		$4,403,766,212
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,923,577	$59,914,945	$(51,989,483)	$-	$-	$32,849,039	$366,570
Invesco Treasury Portfolio, Institutional Class	46,287,402	111,270,613	(96,551,899)	-	-	61,006,116	673,736
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,526,116	62,570,600	(77,096,716)	-	-	-	60,004*
Invesco Private Prime Fund	37,845,036	153,738,194	(191,579,518)	-	(3,712)	-	169,990*
Total	$123,582,131	$387,494,352	$(417,217,616)	$-	$(3,712)	$93,855,155	$1,270,300

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.

See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/06/2024	Bank of New York Mellon (The)	EUR	44,804,140	USD	48,750,041	$1,328,346
12/06/2024	Bank of New York Mellon (The)	GBP	29,251,192	USD	37,960,296	676,896
12/06/2024	Bank of New York Mellon (The)	USD	43,315,784	EUR	41,061,507	144,625
12/06/2024	Bank of New York Mellon (The)	USD	37,350,787	GBP	29,423,970	152,834
12/06/2024	State Street Bank & Trust Co.	CAD	39,977,299	USD	28,777,429	222,035
12/06/2024	State Street Bank & Trust Co.	EUR	711,816	USD	775,039	21,637
12/06/2024	State Street Bank & Trust Co.	GBP	1,111,533	USD	1,436,930	20,177
12/06/2024	State Street Bank & Trust Co.	USD	29,178,439	CAD	40,901,426	37,050
12/06/2024	State Street Bank & Trust Co.	USD	1,532,917	EUR	1,450,494	2,318
12/06/2024	State Street Bank & Trust Co.	USD	1,505,697	GBP	1,186,405	6,488
Subtotal—Appreciation						2,612,406
Currency Risk
01/06/2025	Bank of New York Mellon (The)	EUR	41,061,507	USD	43,375,816	(144,925)
01/06/2025	Bank of New York Mellon (The)	GBP	29,423,969	USD	37,349,845	(152,759)
12/06/2024	State Street Bank & Trust Co.	CAD	2,596,021	USD	1,846,324	(7,988)
12/06/2024	State Street Bank & Trust Co.	EUR	832,690	USD	874,338	(7,000)
12/06/2024	State Street Bank & Trust Co.	GBP	909,961	USD	1,147,107	(12,725)
12/06/2024	State Street Bank & Trust Co.	USD	1,196,805	CAD	1,671,894	(2,587)
12/06/2024	State Street Bank & Trust Co.	USD	4,117,442	EUR	3,836,645	(56,653)
12/06/2024	State Street Bank & Trust Co.	USD	859,275	GBP	662,312	(15,096)
01/06/2025	State Street Bank & Trust Co.	CAD	39,243,641	USD	28,032,374	(34,275)
Subtotal—Depreciation						(434,008)
Total Forward Foreign Currency Contracts						$2,178,398

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,194,305,490	$107,332,327	$—	$4,301,637,817
Money Market Funds	93,855,155	—	—	93,855,155
Total Investments in Securities	4,288,160,645	107,332,327	—	4,395,492,972
Other Investments - Assets*
Forward Foreign Currency Contracts	—	2,612,406	—	2,612,406
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(434,008)	—	(434,008)
Total Other Investments	—	2,178,398	—	2,178,398
Total Investments	$4,288,160,645	$109,510,725	$—	$4,397,671,370

*	Unrealized appreciation (depreciation).
Invesco Growth and Income Fund